SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest costs incurred
Total interest incurred	$ 48,444,855	$ 51,886,930	$ 37,459,515
Less: Interest capitalized			2,438,575
Interest expenses	48,444,855	51,886,930	35,020,940
Prepaid land use right
Period over which land use rights are charged to income	50 years
Impairment of long-lived assets
Impairment of long-lived assets	0	0	0
Shipping and handling costs
Shipping and handling costs relating to solar module sales	59,965,161	54,675,873	45,498,328
Shipping and handling costs relating to inventory purchases	1,353,600	869,814	469,416
Government grants
Earned grants recorded as reductions of research and development expenses	0	342,974	411,970
Government grants received for assets	2,817,719	4,837,756	2,315,542
Amount of government grant recognized as an offset to depreciation expense	320,682	2,460,843	4,833,562
Unrestricted cash government subsidies received	$ 5,380,114	$ 1,002,024	$ 8,045,834
Buildings | Minimum
Property and equipment, net
Estimated useful life	10 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	25 years
Plant and machinery | Minimum
Property and equipment, net
Estimated useful life	5 years
Plant and machinery | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	3 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years
Electronic equipment, furniture and fixtures | Minimum
Property and equipment, net
Estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property and equipment, net
Estimated useful life	5 years